Related Party Transactions (Details) - USD ($)					3 Months Ended	10 Months Ended		12 Months Ended
	Mar. 28, 2023	Mar. 23, 2023	Feb. 10, 2023	Oct. 25, 2022	Mar. 31, 2024	Dec. 31, 2022		Dec. 31, 2023		Mar. 31, 2023	Jul. 15, 2022
Related Party Transactions [Line Items]
Aggregate purchase price (in Dollars)	$ 57,500,000
Agreed to forfeit					187,500			187,500
Exceeds price per share (in Dollars per share)					$ 12.5			$ 12.5
Loan amount (in Dollars)					$ 1,151,000			$ 1,151,000
Private units					115,100			115,100
Loan amount (in Dollars)											$ 500,000
General and administrative services fee (in Dollars)	$ 10,000	$ 10,000
Accrued administrative service expenses (in Dollars)					$ 30,000
Administrative Service [Member]
Related Party Transactions [Line Items]
Fee payable (in Dollars)					$ 120,000			$ 90,000
Accrued administrative service expenses (in Dollars)								90,000
Space Frontier Investment Holding Limited [Member]
Related Party Transactions [Line Items]
Number of shares				420,000
Shares issued	420,000
Fen Zhang [Member]
Related Party Transactions [Line Items]
Number of shares				350,000
Shares issued	350,000
Related Party [Member]
Related Party Transactions [Line Items]
Promissory notes due to related parties (in Dollars)						$ 295,000
Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate purchase price (in Dollars)				$ 25,000
Purchase price of shares issued (in Dollars)				$ 25,000
Working Capital Units [Member]
Related Party Transactions [Line Items]
Exceeds price per share (in Dollars per share)					$ 10			$ 10
Working Capital Rights [Member]
Related Party Transactions [Line Items]
Number of warrants					115,100
Aggregate share								115,100
Working Capital Warrants [Member]
Related Party Transactions [Line Items]
Number of warrants					115,100
Warrants shares								115,100
Initial Shareholders [Member]
Related Party Transactions [Line Items]
Initial Shareholders percentage					20.00%			20.00%
Director [Member]
Related Party Transactions [Line Items]
Number of shares				10,000
Shares issued	10,000
Common Class B [Member]
Related Party Transactions [Line Items]
Number of shares				2,156,250
Shares held			718,750
Cancellation of ordinary shares			718,750		718,750			718,750
Ordinary shares, shares issued				2,156,250	1,437,500	1,437,500	[1]	1,437,500	[1]
Shares outstanding					1,437,500	1,437,500	[1]	1,437,500	[1]
Issuance of common stock				2,156,250
Shares issued						1,437,500		1,437,500

[1]	As of December 31, 2022, this number includes an aggregate of up to 187,500 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On March 28, 2023, the over-allotment option was fully exercised.